Employee benefit obligation (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Schedule of Carrying Value of Benefit Obligation
The carrying value of the benefit obligation as at December 31, 2023 and 2022 is:

	2023	2022
	$	$
Balance - January 1	2,423	2,560
Increases
Provision for the year	746	602
Actuarial (gain) loss	330	(252)
Interest expense	85	22
Reductions
Payments	(402)	(372)
Effects of foreign exchange	103	(137)
Balance - December 31	3,285	2,423

Schedule of Change in Liability Recognized in Statement of Loss and Comprehensive Loss
The change in liability was recognized in statement of income (loss) and comprehensive loss as follows:

	2023	2022
	$	$
Cost recognized in profit or loss
Current period cost	746	602
Interest cost on defined benefit obligation	85	22
Remeasurement loss recognized in OCI	330	(252)
Annual weighted average assumptions
Discount rate	3.17%	3.77%
Price inflation	2.50%	3.00%